Equity (Details) - Schedule of Changes in Treasury Shares - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Changes in Treasury Shares [Abstract]
Number of shares, Beginning Balance	3,533,498	3,185,087
Beginning Balance	R$ 49,761	R$ 40,085
Number of shares, Return of shares – Acquisition of Agrifirma	37,681	348,411
Return of shares – Acquisition of Agrifirma	R$ 1,046	R$ 9,676
Number of shares, Ending Balance	3,571,179	3,533,498
Ending Balance	R$ 50,807	R$ 49,761